Notes Payable (Detail Textuals) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($) shares	Feb. 29, 2012 USD ($) Investor $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($)	Aug. 31, 2015 $ / shares shares	Mar. 31, 2014 $ / shares shares	Aug. 31, 2013 $ / shares shares	Feb. 28, 2013 $ / shares shares
Debt Instrument [Line Items]
Number of common stock called by warrants					3,440	6,000
Exercise price of warrants | $ / shares					$ 0.40	$ 0.75
Gain on debt extinguishment | $				$ 5
Interest expense related to notes payable | $				1,000
Aggregate principal and interest amount of promissory notes | $	$ 1,500			$ 1,479
Number of shares issued in exchange of notes	2,000
Notes Payable | Price adjustable warrants
Debt Instrument [Line Items]
Notes payable issued | $		$ 1,500
Interest rate on notes payable		15.00%
Number of investors | Investor		2
Mandatory prepayment of additional price adjustable warrants			200
Number of common stock called by warrants		3,700	3,200
Exercise price of warrants | $ / shares		$ 0.508	$ 0.28
Term of warrants		5 years
Notes Payable | Price adjustable warrants | Amendment One
Debt Instrument [Line Items]
Number of common stock called by warrants								1,000
Exercise price of warrants | $ / shares								$ 0.28
Notes Payable | Price adjustable warrants | Amendment Two
Debt Instrument [Line Items]
Number of common stock called by warrants							4,000
Exercise price of warrants | $ / shares							$ 0.28